Significant accounting policies and judgements (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of List Of Accounting Policies [Abstract]
Disclosure of geographical areas
The following tables show the breakdown of Polestar Group’s revenue from external customers and non-current assets (PPE, vehicles under operating leases, and intangibles and goodwill) by geographical location where Polestar company recognizing the revenue is located:

	For the year ended December 31,
	2022	2021	2020
Revenue
USA	523,537	248,168	25,077
Sweden	368,277	189,656	162,062
UK	338,182	206,866	41,605
Germany	289,213	117,549	34,880
Norway	232,357	231,456	156,077
Korea	119,498	—	—
Netherlands	108,966	135,030	150,133
Belgium	88,812	53,339	22,974
Canada	85,521	17,493	3,007
Denmark	67,235	38,538	—
Australia	64,539	—	—
Finland	42,281	10,048	—
Switzerland	39,274	41,115	580
China	38,218	40,819	13,850
Other regions[1]	55,986	7,104	—
Total	2,461,896	1,337,181	610,245
1 - Revenue: Other regions primarily consist of Austria and Singapore in 2022 and 2021.

	As of December 31,
	2022	2021
Non-current assets[2]
Sweden	1,151,920	954,842
China	474,301	532,492
USA	37,752	64,072
Germany	36,747	24,009
United Kingdom	22,777	2,484
Other regions[3]	28,532	13,869
Total	1,752,029	1,591,768
2 - Non-current assets: excludes Financial assets,, Deferred tax asset, and Other investments.
3 - Other regions primarily consist of Belgium, Switzerland and Australia in 2022 and Canada and Netherlands in 2021.

Earnings per share	The following table presents the computation of basic and diluted Net loss per share for the years ended December 31, 2022, 2021, and 2020 when applying the exchange ratio:

	For the year ended December 31,
	2022	2021	2020
	Class A and B Common Shares
Net loss attributable to common shareholders	(465,789)	(1,007,454)	(484,858)
Weighted-average number of common shares outstanding:
Basic and diluted	2,027,328	1,911,580	1,681,417
Net loss per share (in ones):
Basic and diluted	(0.23)	(0.53)	(0.29)
The following table presents shares that were not included in the calculation of diluted loss per share as their effects would have been antidilutive for the years ended December 31, 2022, 2021 and 2020:

	For the year ended December 31,
	2022	2021	2020
Earn-out Shares	158,177,609	—	—
Class C-1 Shares	15,999,965	—	—
Class C-2 Shares	9,000,000	—	—
PSUs	858,821	—	—
RSUs	458,620	—	—
Marketing consulting services agreement	125,000	—	—
Convertible Notes	—	4,306,466	—
Total antidilutive shares	184,620,015	4,306,466	—

Disclosure of detailed information about intangible assets	The following useful lives are applied in Polestar Group:

Asset	Useful lives (in years)
Buildings	30-50
Machinery and equipment	3-7